First Sentier Global Listed Infrastructure Fund

Schedule of Investments
at January 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS: 88.14%
	Airport Services - 8.09%
21,425	Aena SME SA^	$3,219,070
7,772	Flughafen Zurich AG*^	1,416,011
83,575	Grupo Aeroportuario del Sureste SAB de CV - Class B^	2,264,543
		6,899,624

	Construction & Engineering - 2.31%
17,445	VINCI SA^	1,971,095

	Electric Utilities - 33.45%
33,330	Alliant Energy Corp.	1,800,820
42,839	Duke Energy Corp.	4,388,856
51,800	Emera, Inc.^	2,062,579
28,365	Entergy Corp.	3,071,362
31,555	Evergy, Inc.	1,976,921
21,315	Exelon Corp.	899,280
43,325	FirstEnergy Corp.	1,774,159
48,084	NextEra Energy, Inc.	3,588,509
12,732	Pinnacle West Capital Corp.	949,171
95,036	PPL Corp.	2,813,066
125,648	SSE plc^	2,681,912
36,485	Xcel Energy, Inc.	2,509,073
		28,515,708

	Environmental & Facilities Services - 0.61%
4,196	Republic Services, Inc.	523,745

	Gas Utilities - 5.23%
20,800	AltaGas Ltd.^	388,940
108,800	ENN Energy Holdings Ltd.^	1,639,260
12,076	ONE Gas, Inc.	994,579
51,383	Rubis SCA^	1,437,963
		4,460,742

	Highways & Railtracks - 16.01%
444,999	Atlas Arteria Ltd.^	2,164,223
665,200	CCR SA^	1,541,034
55,575	Getlink S.E.^	939,979
1,298,000	Jiangsu Expressway Co. Ltd. - Class H^	1,278,375
139,897	Promotora y Operadora de Infraestructura SAB de CV^	1,365,352
648,453	Transurban Group^	6,357,535
		13,646,498

	Integrated Telecommunication Services - 1.24%
96,046	Infrastrutture Wireless Italiane SpA^	1,052,543

	Multi-Utilities - 5.71%
48,935	CenterPoint Energy, Inc.	1,473,922
43,475	Dominion Energy, Inc.	2,766,749
216,641	Hera SpA^	622,324
		4,862,995

	Oil & Gas Storage & Transportation - 7.35%
15,986	Cheniere Energy, Inc.	2,442,501
32,240	DT Midstream, Inc.	1,762,238
11,900	Pembina Pipeline Corp.^	422,231
21,804	Targa Resources Corp.	1,635,736
		6,262,706

	Railroads - 7.04%
509,667	Aurizon Holdings Ltd.^	1,332,150
67,356	CSX Corp.	2,082,647
12,658	Union Pacific Corp.	2,584,637
		5,999,434

	Water Utilities - 1.10%
864,000	Guangdong Investment Ltd.^	938,666
	TOTAL COMMON STOCKS (Cost $73,742,100)	75,133,756

	REITs: 8.19%
	Real Estate - 8.19%
17,230	American Tower Corp.	3,849,010
21,129	Crown Castle International Corp.	3,129,416
	TOTAL REITs (Cost $6,857,858)	6,978,426

	Total Investments in Securities (Cost $80,599,958): 96.33%	82,112,182
	Other Assets in Excess of Liabilities: 3.67%	3,126,083
	Net Assets: 100.00%	$85,238,265

	* Non-income producing security.
	^ Foreign issuer.

AG	Aktiengesellschaft is the German term for a public limited company.
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SpA	Società per Azioni is the Italian term for a limited share company.
SCA	Societe en commandite par actions is the French term for a limited share company.
S.E.	Company is a European company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	58.83%
Australia	11.56%
France	5.10%
China	4.52%
Mexico	4.26%
Spain	3.78%
Canada	3.37%
United Kingdom	3.15%
Italy	1.96%
Brazil	1.81%
Switzerland	1.66%
100.00%

First Sentier Global Listed Infrastructure Fund
Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

First Sentier Global Listed Infrastructure Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$-	$1,052,543	$-	$1,052,543
Energy	6,262,706	-	-	6,262,706
Industrials	10,361,959	18,678,438	-	29,040,397
Utilities	31,457,985	7,320,125	-	38,778,110
Total Common Stocks	48,082,650	27,051,106	-	75,133,756
REITs	6,978,426	-	-	6,978,426
Total Investments in Securities	$55,061,076	$27,051,106	$-	$82,112,182

Refer to the Fund’s schedule of investments for a detailed break-out of holdings by industry classification.